Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Salaries	R$ (461,421)	R$ (415,817)	R$ (411,460)
Remuneration of the executive office and the board of directors	(54,021)	(31,730)	(29,023)
Employee Benefits Other Than Profit Share, Vacation and Thirteenth Salary	325,601	251,583	201,093
Social security charges	141,958	115,263	119,746
Other employee expense	8,781	8,076	1,306
Employee benefits expense	R$ 937,761	R$ 790,739	R$ 733,605